EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 23,339	$ 18,920
Non-current assets	236,118	197,862
Current liabilities	25,304	16,933
Non-current liabilities	133,013	101,007
Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,297	1,985
Non-current assets	27,599	39,322
Current liabilities	1,464	2,272
Non-current liabilities	12,785	17,787
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,875	1,854
Non-current assets	11,309	19,622
Current liabilities	1,464	1,214
Non-current liabilities	5,605	9,164
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,646	1,723
Non-current assets	42,733	35,099
Current liabilities	4,846	927
Non-current liabilities	14,482	14,091
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	372	0
Non-current assets	6,167	0
Current liabilities	366	0
Non-current liabilities	4,088	0
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	237	32
Non-current assets	10,054	115
Current liabilities	118	12
Non-current liabilities	6,029	63
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	232	197
Non-current assets	6,279	6,097
Current liabilities	226	215
Non-current liabilities	4,067	4,003
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,009	0
Non-current assets	6,640	0
Current liabilities	647	0
Non-current liabilities	3,640	0
Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	4,163	2,763
Non-current assets	14,878	12,675
Current liabilities	3,375	2,546
Non-current liabilities	8,125	6,811
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3,558	2,075
Non-current assets	40,355	9,419
Current liabilities	5,327	1,593
Non-current liabilities	36,721	8,465
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,999	2,136
Non-current assets	19,038	20,351
Current liabilities	1,441	1,936
Non-current liabilities	10,332	9,229
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	50	0
Non-current assets	2,792	0
Current liabilities	77	0
Non-current liabilities	1,143	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	71	17
Non-current assets	109	1,070
Current liabilities	54	19
Non-current liabilities	0	757
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	363	359
Non-current assets	15,744	5,723
Current liabilities	364	444
Non-current liabilities	8,588	3,738
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,318	1,325
Non-current assets	12,033	24,322
Current liabilities	2,259	2,160
Non-current liabilities	5,919	12,981
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	438	1,054
Non-current assets	8,659	13,394
Current liabilities	564	1,727
Non-current liabilities	4,793	6,284
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	118	30
Non-current assets	1,362	321
Current liabilities	92	20
Non-current liabilities	357	84
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,911	1,949
Non-current assets	8,015	9,163
Current liabilities	1,831	1,208
Non-current liabilities	5,773	7,220
Industrial products [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,682	1,421
Non-current assets	2,352	1,169
Current liabilities	789	640
Non-current liabilities	$ 566	$ 330